As filed with the Securities and Exchange Commission on November 14, 2008
Registration No. 333-152135

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

|_| Pre-Effective Amendment No. |X| Post-Effective Amendment No. 2

(Check appropriate box or boxes)

HSBC INVESTOR FUNDS
(Exact Name of Registrant as Specified in Charter)

3435 Stelzer Road
Columbus, Ohio 43219-3035
(Address of Principal Executive Offices) (Zip code)

Registrant's Telephone Number: 1-800-782-8183

Richard A. Fabietti, President
452 Fifth Avenue
New York, New York 10018
(Name and Address of Agent for Service)

Copy to:

David J. Harris, Esq.
Dechert LLP
1775 I Street, NW
Washington, DC 20006

It is proposed that this Registration Statement become effective immediately upon filing pursuant to paragraph(b) of Rule 485 under the Securities Act of 1933.

No filing fee is due because an indefinite number of shares has been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

The purpose of this filing is to file as an exhibit the opinion of counsel supporting the tax matters and consequences to shareholders of the reorganization, as required by Item 16(12) of Form N-14. Parts A and B to this Registration Statement are incorporated by reference to the Proxy Statement/Prospectus and Statement of Additional Information filed on EDGAR on August 4, 2008 (SEC File No. 333-152135; Accession No. 0000930413-08-004638).

PART C
Other Information

Item 15. INDEMNIFICATION

Reference is hereby made to Article IV of the Registrant’s Declaration of Trust. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such a director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1) (a) Amended and Restated Declaration of Trust, with establishments and designations of series and further amendments. (1)

(b) Establishment and designation of series for HSBC Investor Growth and Income Fund. (2)

(c) Establishment and designation of series for HSBC Investor Growth Fund. (3)

(2) By-Laws. (1)

(3) Not Applicable.

(4) Form of Plan of Reorganization. (10)

(5) Not Applicable.

(6) (a) Amended and Restated Master Investment Advisory Contract between HSBC Investor Portfolios and HSBC Investment (USA) dated December 10, 2001. (4)

(b) Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds and HSBC Investment (USA) dated March 1, 2001. (4)

(c) Investment Advisory Contract Supplement regarding HSBC Investor Growth and Income Fund. (2)

(d) Investment Advisory Contract Supplement regarding HSBC Investor Growth Portfolio. (3)

(e) The Trust’s Sub-Advisory Agreement with Waddell & Reed Investment Management Company. (5)

(f) The Trust’s Sub-Advisory Agreement with Winslow Capital Management, Inc. (9)

(g) Fee Waiver Agreement between HSBC Global Asset Management (USA) Inc. and HSBC Investor Funds on behalf of HSBC Investor Growth and Income Fund. (6)

(7) The Trust’s Distribution Agreement with Foreside Distribution Services, L.P. dated August 1, 2007. (8)

(8) Not Applicable.

(9) (a) Custodian Agreement between HSBC Investor Portfolios and The Northern Trust Company on behalf of the HSBC Investor Portfolio Funds. (6)

(b) Custodian Agreement between HSBC Investor Funds and The Northern Trust Company on behalf of the various series of HSBC Investor Funds. (6)

(10) Expense Limitation Agreement dated March 31, 2008. (9)

(11) (a) Master Distribution Plan relating to Class A Shares dated March 30, 2007. (7)

(b) Master Distribution Plan relating to Class B Shares dated March 30, 2007. (7)

(c) Master Distribution Plan relating to Class C Shares dated March 30, 2007. (7)

(d) Master Distribution Plan relating to Class D Shares dated March 30, 2007. (7)

(e) Amended and Restated Multiple Class Plan. (9)

(12) Opinion and consent of Dechert LLP regarding legality of issuance of shares and other matters. (9)

(13) Form of opinion of Dechert LLP regarding tax matters. (9)

(14) Not applicable

(15) Consent of Independent Registered Public Accounting Firm. (9)

(16) Not applicable

(17) Power of Attorney dated June 16, 2008. (9)

(18) Form of Proxy Card. (9)

(1) Incorporated herein by reference to post-effective amendment No. 35 to the registration statement on Form N-1A of the Registrant (File no. 33-7647) (the “Registration Statement”) as filed with the Securities and Exchange Commission (the “SEC”) on January 23, 1996

(2) Incorporated herein by reference to post-effective amendment No. 74 to the Registration Statement as filed with the SEC on December 28, 2000

(3) Incorporated herein by reference to post-effective amendment No. 82 to the Registration Statement as filed with the SEC on August 8, 2003

(4) Incorporated herein by reference to post-effective amendment No. 77 to the Registration Statement as filed with the SEC on January 30, 2002 of HSBC Investor Portfolios

(5) Incorporated herein by reference to post-effective amendment No. 90 to the Registration Statement as filed with the SEC on December 30, 2004 of HSBC Investor Portfolios

(6) Incorporated herein by reference to post-effective amendment No. 104 to the Registration Statement filed with the SEC on February 28, 2007

(7) Incorporated herein by reference to post-effective amendment No. 107 to the Registration Statement filed with the SEC on June 29, 2007

(8) Incorporated herein by reference to post-effective amendment No. 108 to the Registration Statement filed with the SEC on January 16, 2008

(9) Incorporated herein by reference to the initial registration statement filed with the SEC on Form N-14 on July 3, 2008 (File No. 333-152135)

(10) Incorporated herein by reference to post-effective amendment No. 1 to the registration statement filed with the SEC on Form N-14 on August 4, 2008 (File No. 333-152135)

Item 17. Undertakings.

1. The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2. The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of Registrant on the 14th day of November, 2008.

HSBC INVESTOR FUNDS

By:	/s/Richard A. Fabietti
Richard A. Fabietti
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated as of the 14th day of November, 2008.

/s/Richard A. Fabietti	/s/Troy Sheets
Richard A. Fabietti	Troy Sheets
President	Treasurer

Alan S. Parsow*	Larry M. Robbins*
Trustee	Trustee

Michael Seely*	Thomas F. Robards*
Trustee	Trustee

Stephen J. Baker*	Susan S. Huang*
Trustee	Trustee

Marcia L. Beck*
Trustee

*/s/David J. Harris
David J. Harris

*David J. Harris, as attorney-in-fact pursuant to a power of attorney incorporated herein by reference to the initial registration statement filed with the SEC on Form N-14 on July 3, 2008 (File No. 333-152135).

Exhibit Index

(13) Opinion of Dechert LLP regarding tax matters.